SUPPLEMENTARY CASH FLOW INFORMATION - Cash and Cash Equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of cash flows [abstract]
Cash at bank	$ 365.2	$ 523.8
Bank short-term deposits	1.3	1.2
Total cash and cash equivalents	366.5	525.0	$ 651.2
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents (Note 16)	366.5	525.0	$ 651.2
Bank short-term deposits	1.3	1.2
MARA Project
Statement of cash flows [abstract]
Total cash and cash equivalents	210.0	217.3
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents (Note 16)	$ 210.0	$ 217.3